Goodwill and intangible assets - Schedule of terminal growth rate and post-tax discount rate applied in impairment test (Details)	Dec. 31, 2025	Dec. 31, 2024
Network Infrastructure
Intangible assets
Terminal growth rate	2.00%	1.50%
Post-tax discount rate	9.50%	9.40%
Cloud and Network Services
Intangible assets
Terminal growth rate	1.00%	1.50%
Post-tax discount rate	7.60%	8.00%
Mobile Networks
Intangible assets
Terminal growth rate	1.00%	1.00%
Post-tax discount rate	7.80%	8.40%